Multiemployer Plan (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Program Number	Kyoki No. 317
Funded Status		more than 80%
Premium Contributions to Program	¥ 56	¥ 42